EARNINGS PER UNIT (Details) - Athena Technology Solutions Holdings, LLC - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Numerator
Net income (loss) attributable to the Company	$ 20,926	$ (27,329)	$ (16,886)	$ 78,549
Series A preferred units accretion	(1,362)	0
Net income (loss) attributable to Class A unitholders - basic	$ 19,564	$ (27,329)
Denominator
Weighted-average units outstanding - basic (in units)	88,478,380	88,532,824	88,532,824	80,432,217
Weighted-average units outstanding - diluted (in units)	88,478,380	88,532,824	88,532,824	88,219,168
Basic net income (loss) per unit (in USD per unit)	$ 0.22	$ (0.31)	$ (0.2)	$ 0.98
Diluted net income (loss) per unit (in USD per unit)	$ 0.22	$ (0.31)	$ (0.2)	$ 0.38